Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Numerator
Net (loss) income attributable to Tsakos Energy Navigation Limited	$ (9,553)	$ 3,575	$ (21,468)	$ 21,053
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,874)	(1,874)	(3,746)	(3,732)
Preferred share dividends Series E	(2,659)	(2,541)	(5,319)	(2,541)
Preferred share dividends Series F	(71)	0	(71)	0
Net (loss) income attributable to common stockholders	$ (16,266)	$ (2,949)	$ (34,823)	$ 10,561
Denominator
Weighted average common shares outstanding	86,942,159	84,284,281	86,634,907	84,126,285
Basic and diluted (loss) income per common share	$ (0.19)	$ (0.03)	$ (0.40)	$ 0.13